Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of supplemental cash flow information related to leases

	For the year ended December 31
	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	20,273	7,894	1,112
ROU assets obtained in exchange for operating lease liabilities	28,688	365	51

Schedule of future lease payments under operating leases

Future lease payments uner operating lease as of December 31, 2023 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2024	4,178	588
2025	606	85
Thereafter	—	—
Total future lease payments	4,784	673
Less: Imputed interest	148	20
Total lease liability balance	4,636	653